Information on related parties (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Summary of Transactions With Related Parties

Salaries and other remuneration to the board and senior management	2025	2024	2023
Basic salary/fee ................................................................................................	$13	$13	$10
Fixed equity-based compensation ...............................................................	36	32	—
Variable equity-based compensation ..........................................................	48	18	1
Other variable-based compensation ............................................................	1	1	2
Other benefits ...................................................................................................	1	1	—
Pension expenses .............................................................................................	1	1	1
Total .....................................................................................................................	$99	$65	$14